Operating leases - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments recognised as expense	$ 3,514	$ 4,423	$ 5,113
Sublease payments recognised as expense	120	188
Future minimum lease payments	11,979	13,970
Land and buildings
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	1,914	2,167
Drilling rigs | Upstream
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	1,378	2,088
International oil and gas ships
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	$ 3,032	$ 3,172
Maximum | Plant and machinery
Disclosure of finance lease and operating lease by lessee [line items]
Typical durations of operating leases	10 years
Maximum | Ships and commercial vehicles
Disclosure of finance lease and operating lease by lessee [line items]
Typical durations of operating leases	15 years
Maximum | Land and buildings
Disclosure of finance lease and operating lease by lessee [line items]
Typical durations of operating leases	40 years